Intangible assets, net - The carrying value of the assets impaired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ICASGA Concession assets
ICASGA Concession assets at the beginning	$ 71,918
Acquisitions	63
Impairment	(26,362)
Amortization of the year	(1,425)
Disposals	(921)
Translation differences	(13,530)
ICASGA Concession assets at the end	29,743	$ 71,918
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	50,249
Impairment	(35,906)	42,801
Translation differences	$ (14,343)
Goodwill at end of period		$ 50,249
Remaining Concession Period	21 years